Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Recharges (credits)	$ (1.2)	$ (1.7)	$ 1.1	$ (4.3)